Accounts Receivable - Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Less: allowance for doubtful accounts
Total	86,764
Successor [Member] | Trade Receivables [Member]
Accounts receivables, gross	78,860
Successor [Member] | Other [Member]
Accounts receivables, gross	$ 7,904
Predecessor [Member]
Less: allowance for doubtful accounts		$ (4,106)
Total		58,174
Predecessor [Member] | Trade Receivables [Member]
Accounts receivables, gross		54,143
Predecessor [Member] | Other [Member]
Accounts receivables, gross		$ 8,137